Property and Equipment, Net - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2015 USD ($) Buildings	Sep. 30, 2014 USD ($)	Sep. 29, 2015 USD ($) Buildings	Sep. 30, 2014 USD ($)	Dec. 30, 2014 USD ($) Buildings	Dec. 31, 2013 USD ($) Buildings	Dec. 25, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,836	$ 2,160	$ 8,163	$ 5,991	$ 8,472	$ 6,008	$ 3,923
Capitalized internal payroll costs					$ 1,000	$ 800	$ 600
Buildings under deemed landlord financing [Member]
Property, Plant and Equipment [Line Items]
Number of owned buildings under deemed landlord financing | Buildings	7		7		7	7